Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥276	¥733
(Year ended March 31, 2011—weighted-average variable rate per annum : 5.3% as of March 31, 2011)
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)

Total short-term borrowings	¥276	¥733

Long-Term Debt

Long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥407,032	¥240,000
(Year ended March 31, 2011—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2012-2019)
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
Unsecured indebtedness to financial institutions	21,000	15,797
(Year ended March 31, 2011—interest rates per annum : 1.3%-1.5%, due : years ending March 31, 2012-2013)
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	70	150
(Year ended March 31, 2011—interest rates per annum : 2.4% as of March 31, 2011, due : year ending March 31, 2012)
(Year ended March 31, 2012—interest rates per annum : 9.7% as of March 31, 2012, due : year ending March 31, 2018)

Sub-total	¥428,102	¥255,947
Less: Current portion	(173,102)	(75,428)

Total long-term debt	¥255,000	¥180,519

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2012, were as follows:

Year ending March 31,	Millions of yen
2013	¥75,428
2014	70,421
2015	26
2016	26
2017	26
Thereafter	110,020

Total	¥255,947